Amounts Due from/(to) Related Parties - Schedule of Name of Related Parties (Details) - Related Party [Member] - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Name of Related Parties [Line Items]
Amounts due from/(to) related parties	$ (447,022)	$ (2,465,971)
K-Mark Industrial Limited [Member]
Schedule of Name of Related Parties [Line Items]
Relationship	Related company with common directors and shareholders
Amounts due from/(to) related parties	$ (503)	(1,220,097)
Goldin Enterprise Limited [Member]
Schedule of Name of Related Parties [Line Items]
Relationship	Related company with common directors and shareholders
Amounts due from/(to) related parties		12,583
Bright Forward Technology Limited [Member]
Schedule of Name of Related Parties [Line Items]
Relationship	Related company with common directors and shareholders
Amounts due from/(to) related parties	$ (446,519)	(1,022,484)
Remarkable Group Holdings Limited [Member]
Schedule of Name of Related Parties [Line Items]
Relationship	Related company with common directors and shareholders
Amounts due from/(to) related parties		(82,907)
Kwok Yiu Keung [Member]
Schedule of Name of Related Parties [Line Items]
Relationship	Director and shareholder of the Company
Amounts due from/(to) related parties		(153,066)
Amounts due from related parties [Member]
Schedule of Name of Related Parties [Line Items]
Amounts due from/(to) related parties		12,583
Amounts due to related parties [Member]
Schedule of Name of Related Parties [Line Items]
Amounts due from/(to) related parties	$ (447,022)	$ (2,478,554)